NET REVENUES - Revenues disaggregated by geographic location (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Disaggregation of Revenue
Net revenues	¥ 2,077,157	$ 284,569	¥ 1,876,989	¥ 1,202,670
Revenue recognized at a point of time
Disaggregation of Revenue
Net revenues	2,038,302		1,783,803	1,175,758
Revenue recognized over time
Disaggregation of Revenue
Net revenues	38,855		93,186	26,912
Mainland China
Disaggregation of Revenue
Net revenues	1,542,793		991,912	697,294
North America
Disaggregation of Revenue
Net revenues	280,874		748,147	358,549
Europe
Disaggregation of Revenue
Net revenues	161,095		70,500	86,153
Other regions
Disaggregation of Revenue
Net revenues	¥ 92,395		¥ 66,430	¥ 60,674